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VIA EDGAR


February 6, 2008


Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Variable Annuity Account Five ("Registrant")
      AIG SunAmerica Life Assurance Company ("Depositor")
      Seasons Elite Variable Annuity
      File No. 333-137864 and 811-07727


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of the prospectus as supplemented and the form of Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on February 4, 2008, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6266.

Very truly yours,


/s/ Saher K. Hamideh
--------------------
Saher K. Hamideh
Counsel